SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 3,243,060	$ 3,411,703	$ 3,303,434
Less: Accumulated amortization	(1,475,323)	(1,129,913)	(274,944)
Total	1,767,737	2,281,790	3,028,490
Distribution Channel [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,215,190	3,389,404	3,299,329
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 27,870	$ 22,299	$ 4,105